INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following table shows the Company's intangible assets for the periods presented:

	Useful life	December 31,
	(Years)	2017	2016
Original Cost:

Technology	3.8	$9,111	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592

		$14,580	$14,580
Accumulated amortization:

Technology		$7,633	$6,705
Backlog		1,877	1,867
Customer relationships		2,137	1,598

		$11,647	$10,170

Amortized cost		$2,933	$4,410

Schedule of Estimated Amortization Expense
Estimated amortization expense for the years ending:
Year ending December 31,

2018	1,630
2019	1,303

Total	2,933